Putnam Global Income Trust
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Income Trust	Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	0.54%		0.54%		0.54%		0.54%		0.54%		0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.50%		0.50%
Other expenses	0.38%	[1]	0.38%	[1]	0.38%	[1]	0.38%	[1]	0.38%	[1]	0.29%	0.22%	0.38%	[1]
Total annual fund operating expenses	1.17%		1.92%		1.92%		1.42%		1.42%		0.83%	0.76%	0.92%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Global Income Trust - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	514	757	1,018	1,764
Class B	695	903	1,237	2,048
Class C	295	603	1,037	2,243
Class M	465	760	1,076	1,972
Class R	145	449	776	1,702
Class R5	85	265	460	1,025
Class R6	78	243	422	942
Class Y	94	293	509	1,131

Expense Example, No Redemption - Putnam Global Income Trust - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	195	603	1,037	2,048
Class C	195	603	1,037	2,243